Expense Example, No Redemption - Nuveen Nebraska Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 506
Expense Example, No Redemption, 3 Years	690
Expense Example, No Redemption, 5 Years	891
Expense Example, No Redemption, 10 Years	1,468
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	135
Expense Example, No Redemption, 3 Years	423
Expense Example, No Redemption, 5 Years	732
Expense Example, No Redemption, 10 Years	1,611
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	219
Expense Example, No Redemption, 5 Years	382
Expense Example, No Redemption, 10 Years	857
Class C2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	146
Expense Example, No Redemption, 3 Years	454
Expense Example, No Redemption, 5 Years	785
Expense Example, No Redemption, 10 Years	1,723
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	916
Expense Example, No Redemption, 10 Years	$ 1,996